EARNINGS PER SHARE (Q3)	9 Months Ended
Sep. 30, 2020
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 3: EARNINGS PER SHARE

On the Distribution Date, 866,158,910 shares of the Company’s common stock, par value $0.01 per share, were distributed to UTC shareowners of record as of March 19, 2020. This share amount is utilized for the calculation of basic and diluted earnings per share for all periods presented prior to the Separation and such shares are treated as issued and outstanding for purposes of calculating historical earnings per share. For periods prior to the Separation, it is assumed that there are no dilutive equity instruments as there were no Carrier stock-based awards outstanding prior to the Separation.

Diluted earnings per share is computed by giving effect to all potentially dilutive stock awards that are outstanding.  For periods subsequent to the Separation, the computation of diluted earnings per share excludes the effect of the potential exercise of stock-based awards, including stock appreciation rights and stock options, when the effect of the potential exercise would be anti-dilutive.  The weighted-average number of common shares outstanding for basic and diluted earnings per share for the three and nine months ended September 30, 2020 was based on the weighted-average number of common shares outstanding for the period beginning after the Distribution Date.  For the three months ended September 30, 2020 and the period April 3, 2020 through September 30, 2020, the number of stock awards excluded from the computation of diluted earnings per share due to their anti-dilutive effect was approximately 3.2 million.

	Three Months Ended September 30,		Nine Months Ended September 30,
(dollars in millions, except per share amounts; shares in millions)	2020	2019	2020	2019
Net income attributable to common shareowners	$741	$492	$1,098	$1,676

Basic weighted-average number of shares outstanding	866.4	866.2	866.3	866.2
Stock awards and equity units (share equivalent)	15.1	—	9.9	—
Diluted weighted-average number of shares outstanding	881.5	866.2	876.2	866.2

Earnings Per Share
Basic	$0.86	$0.57	$1.27	$1.94
Diluted	$0.84	$0.57	$1.25	$1.94